UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Peconic Partners LLC
Address: 506 Montauk Highway
	 PO Box 3002
	 East Quogue, NY 11942


Form 13F File Number:   28-06618

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Wook Lee
Title: Chief Operating Officer
Phone: (212) 904-0445

Signature, Place, and Date of Signing:

	/s/ Wook Lee	 	New York, NY		11/13/2008
	[Signature]		[City, State]		[Date]


Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  		0

Form 13F Information Table Entry Total:  	48

Form 13F Information Table Value Total:  	$571,681
					 	(thousands)

List of Other Included Managers: 		NONE

Name of Issuer			Title of			Value		Shrs or		Shrs/	Put/	Invest	Other 	Voting Authority
				Class		Cusip		(x$1000)	Prn Amt.	Prn	Call	Dscrtn	Mngrs	Sole	Shared	None


ADA-ES INC			COMMON STOCKS	005208103	371		46,046		SH 		SOLE		46,046
ABBOTT LABS			COMMON STOCKS	002824100	3,104		53,900		SH 		SOLE		53,900
ALLIANCE HOLDINGS GP		COMMON STOCKS	01861G100	823		41,100		SH 		SOLE		41,100
ALLIANCE RESOURCE PARTNERS 	COMMON STOCKS	01877R108	473		15,000		SH 		SOLE		15,000
ALPHA NATURAL RESOURCES INC	COMMON STOCKS	02076X102	129,430		2,516,625	SH 		SOLE		2,516,625
AMERICAN ELECTRIC POWER CO.	COMMON STOCKS	025537101	370		10,000		SH 		SOLE		10,000
BB&T CORPORATION		COMMON STOCKS	054937107	3,818		101,000		SH 		SOLE		101,000
BPZ RESOURCES			COMMON STOCKS	055639108	24,061		1,398,867	SH 		SOLE		1,398,867
BANCORPSOUTH			COMMON STOCKS	059692103	2,847		101,200		SH 		SOLE		101,200
BANK OF AMERICA CORP.		COMMON STOCKS	060505104	33,583		959,500		SH 		SOLE		959,500
CALPINE CORP (NEW)		COMMON STOCKS	131347304	8,590		660,806		SH 		SOLE		660,806
CHINA ENTERPRISES LTD.		COMMON STOCKS	G2109M100	65		436,375		SH 		SOLE		436,375
CHUBB CORP			COMMON STOCKS	171232101	5,545		101,000		SH 		SOLE		101,000
CITIGROUP INC.			COMMON STOCKS	172967101	10,300		502,200		SH 		SOLE		502,200
CULLEN/FROST BANKERS, INC.	COMMON STOCKS	229899109	1,452		24,200		SH 		SOLE		24,200
D R HORTON INC.			COMMON STOCKS	23331A109	2,630		202,000		SH 		SOLE		202,000
ENBRIDGE ENEGRY PARTNERS LP	COMMON STOCKS	29250R106	398		10,000		SH 		SOLE		10,000
ENTERPRISE PRODUCTS PARTNERS	COMMON STOCKS	293792107	387		15,000		SH 		SOLE		15,000
FINISAR				COMMON STOCKS	31787A101	7,048		6,977,750	SH 		SOLE		6,977,750
FLOTEK INDUSTRIES		COMMON STOCKS	343389102	1,092		99,300		SH 		SOLE		99,300
JP MORGAN CHASE & CO		COMMON STOCKS	46625H100	56,614		1,212,300	SH 		SOLE		1,212,300
LEAPFROG ENTERPRISES INC.	COMMON STOCKS	52186N106	1,598		151,300		SH 		SOLE		151,300
LINCOLN NATIONAL CORP		COMMON STOCKS	534187109	6,486		151,500		SH 		SOLE		151,500
MIDCAP SPDR TR UNIT (SER 1)	COMMON STOCKS	595635103	264		2,000		SH 		SOLE		2,000
MACROVISION CORP.		COMMON STOCKS	55611C108	1,553		101,000		SH 		SOLE		101,000
MARTEK BIOSCIENCES CORP		COMMON STOCKS	572901106	3,720		118,390		SH 		SOLE		118,390
MEDICINES COMPANY		COMMON STOCKS	584688105	1,495		64,400		SH 		SOLE		64,400
MERITAGE CORP			COMMON STOCKS	59001A102	2,519		102,000		SH 		SOLE		102,000
MOSAIC COMPANY			COMMON STOCKS	61945A107	65,969		969,850		SH 		SOLE		969,850
NUANCE COMMUNICATIONS, INC	COMMON STOCKS	67020Y100	1,329		109,000		SH 		SOLE		109,000
PNC FINANCIAL SERVICES GROUP	COMMON STOCKS	693475105	15,097		202,100		SH 		SOLE		202,100
PACWEST BANCORP			COMMON STOCKS	695263103	1,438		50,300		SH 		SOLE		50,300
PAYLESS SHOESOURCE INC.		COMMON STOCKS	19421W100	1,849		101,000		SH 		SOLE		101,000
PENN VIRGINIA RESOURCES PARTNER	COMMON STOCKS	707884102	1,181		71,600		SH 		SOLE		71,600
POTASH CORP OF SASKATCHEWAN	COMMON STOCKS	73755L107	60,720		459,965		SH 		SOLE		459,965
PRUDENTIAL FINANCIAL INC.	COMMON STOCKS	744320102	10,944		152,000		SH 		SOLE		152,000
PULTE CORP.			COMMON STOCKS	745867101	7,051		504,700		SH 		SOLE		504,700
RYLAND GROUP INC.		COMMON STOCKS	783764103	2,671		100,700		SH 		SOLE		100,700
SBA COMMUNICATIONS CORP		COMMON STOCKS	78388J106	4,610		178,205		SH 		SOLE		178,205
ST. JUDE MEDICAL INC.		COMMON STOCKS	790849103	9,163		210,700		SH 		SOLE		210,700
TESCO CORP.			COMMON STOCKS	88157K101	829		39,579		SH 		SOLE		39,579
THE TRAVELERS COMPANIES		COMMON STOCKS	89417E109	13,696		303,000		SH 		SOLE		303,000
TORCHMARK CORP.			COMMON STOCKS	891027104	18,406		307,800		SH 		SOLE		307,800
US BANCORP			COMMON STOCKS	902973304	18,190		505,000		SH 		SOLE		505,000
WALTER INDUSTRIES		COMMON STOCKS	93317Q105	4,788		100,900		SH 		SOLE		100,900
WELLS FARGO CO.			COMMON STOCKS	949746101	18,953		505,000		SH 		SOLE		505,000
WESTPORT INNOVATIONS		COMMON STOCKS	960908309	255		27,142		SH 		SOLE		27,142
ZIONS BANCORPORATION		COMMON STOCKS	989701107	3,909		101,000		SH 		SOLE		101,000
